Income Taxes (Tables)	12 Months Ended
Dec. 31, 2024
Income Taxes [Abstract]
Schedule of Income Tax Expenses (Benefits)	Income tax expenses (benefits) are as follows:
	For the years ended December 31,
	2022	2023	2024
Income tax expenses (benefits):
Current	$17	$1	$—
Deferred	—	—	—
	$17	$1	$—

Schedule of Provision for Income Taxes

Reconciliation between the provision for income taxes computed by applying the PRC EIT rate of 25% to income before income taxes and the actual provision of income taxes is as follows:

	For the years ended December 31,
	2022	2023	2024

Net loss before provision for income taxes	$(5,966)	$124	$(10,598)
PRC statutory tax rate	25%	25%	25%
Income tax at statutory tax rate	(1,492)	31	(2,649)

Expenses not deductible for tax purpose
Entertainment expenses exceeded the tax limit	28	15	10
Tax effect of impairment loss on property and equipment and intangible assets	668	—	—
Tax effect of long-term investments loss	—	—	937
Tax effect of unrealized net operating loss	6,198	(59)	(8,894)
Changes in valuation allowance	(4,326)	30	10,596
Effect of income tax rate change	(1,026)	—	—
Effect of income tax rate difference in other jurisdictions	(33)	(16)	—
Income tax expenses	$17	$1	$—
Effective tax rates	(0.3)%	(0.8)%	—%

Schedule of Deferred Income Tax Assets

The principal components of the Group’s deferred income tax assets are as follows:

	As of December 31,	As of December 31,
	2023	2024
Deferred tax assets:
Allowance for credit losses	$10,104	$9,943
Net operating loss carry forwards	57,897	67,776
Impairment on equipment	3,691	3,632
Impairment on long-term investment	—	937
Total deferred tax assets	71,692	82,288
Valuation allowance	(71,692)	(82,288)
Total deferred tax assets, net	$—	$—